Portfolio of Investments – as of September 30, 2023 (Unaudited)
Natixis Oakmark International Fund

Shares	Description	Value (†)
Common Stocks — 94.6% of Net Assets
	Belgium — 1.6%
101,900	Anheuser-Busch InBev SA	$5,648,943
	Canada — 1.6%
163,500	Open Text Corp.	5,738,299
	China — 2.0%
545,300	Alibaba Group Holding Ltd.(a)	5,912,242
84,428	Vipshop Holdings Ltd., ADR(a)	1,351,692
		7,263,934
	Denmark — 0.8%
15,400	DSV AS	2,869,647
	France — 16.8%
186,205	Accor SA	6,262,894
180,891	BNP Paribas SA	11,502,185
40,700	Capgemini SE	7,101,897
84,600	Danone SA	4,666,345
56,063	Edenred SE	3,507,078
75,400	Eurofins Scientific SE	4,249,330
17,730	Kering SA	8,055,853
56,198	Publicis Groupe SA	4,253,775
264,425	Valeo SE	4,537,522
234,251	Worldline SA(a)(b)	6,575,722
		60,712,601
	Germany — 25.8%
27,000	adidas AG	4,736,031
33,110	Allianz SE	7,879,389
194,930	Bayer AG	9,361,394
75,100	Bayerische Motoren Werke AG	7,627,690
56,300	Brenntag SE	4,356,308
119,373	Continental AG	8,387,394
213,207	Daimler Truck Holding AG	7,382,130
176,600	Fresenius Medical Care AG & Co. KGaA	7,592,379
271,600	Fresenius SE & Co. KGaA	8,435,955
61,542	Henkel AG & Co. KGaA	3,880,325
145,714	Mercedes-Benz Group AG, (Registered)	10,141,217
38,700	SAP SE	5,009,407
39,400	Siemens AG	5,630,600
385,000	thyssenkrupp AG	2,926,891
		93,347,110
	India — 0.9%
261,075	Axis Bank Ltd.	3,249,794
	Indonesia — 0.1%
1,283,000	Bank Mandiri Persero Tbk PT	499,378
	Ireland — 1.8%
66,538	Ryanair Holdings PLC, ADR(a)	6,468,159
	Italy — 2.7%
3,763,000	Intesa Sanpaolo SpA	9,637,859
	Japan — 3.4%
42,300	Fujitsu Ltd.	4,974,949
135,200	Komatsu Ltd.	3,646,495
117,200	Recruit Holdings Co. Ltd.	3,585,736
		12,207,180
	Korea — 2.0%
48,932	NAVER Corp.	7,316,052
	Netherlands — 4.6%
40,700	Akzo Nobel NV	2,934,406
74,544	EXOR NV	6,593,315
241,296	Prosus NV	7,110,034
		16,637,755
Shares	Description	Value (†)
	Spain — 1.4%
82,430	Amadeus IT Group SA	$4,978,993
	Sweden — 3.9%
133,700	Sandvik AB	2,460,126
375,603	SKF AB, Class B	6,235,589
265,200	Volvo AB, Class B	5,462,493
		14,158,208
	Switzerland — 8.1%
18,600	Cie Financiere Richemont SA, Class A	2,265,168
1,139,480	Glencore PLC	6,488,779
82,821	Holcim AG	5,301,282
45,900	Novartis AG, (Registered)	4,687,704
16,490	Roche Holding AG	4,501,787
12,800	Schindler Holding AG	2,549,758
13,199	Swatch Group AG	3,380,553
		29,175,031
	United Kingdom — 17.1%
55,900	Ashtead Group PLC	3,389,921
6,200	Bunzl PLC	220,805
825,892	CNH Industrial NV	10,026,029
120,100	Compass Group PLC	2,923,424
253,377	Informa PLC	2,313,704
218,963	Liberty Global PLC, Class A(a)	3,748,647
25,134,300	Lloyds Banking Group PLC	13,507,028
745,700	Prudential PLC	8,015,774
51,600	Reckitt Benckiser Group PLC	3,638,870
1,340,482	Schroders PLC	6,623,682
96,200	Smiths Group PLC	1,893,982
637,900	WPP PLC	5,683,250
		61,985,116
	Total Common Stocks (Identified Cost $337,995,622)	341,894,059

Preferred Stocks — 1.6%
	Korea — 1.6%
148,100	Samsung Electronics Co. Ltd., 1.989%, (KRW) (Identified Cost $8,062,020)	5,966,425

Principal Amount
Short-Term Investments — 1.8%
$6,379,464	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/29/2023 at 2.500% to be repurchased at $6,380,793 on 10/02/2023 collateralized by $7,307,700 U.S. Treasury Note, 0.750% due 8/31/2026 valued at $6,507,078 including accrued interest(c) (Identified Cost $6,379,464)	6,379,464
	Total Investments — 98.0% (Identified Cost $352,437,106)	354,239,948
	Other assets less liabilities — 2.0%	7,273,461
	Net Assets — 100.0%	$361,513,409

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-end investment companies are valued at net asset value per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's net asset value ("NAV") is calculated.
Fair valuation by the Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2023, the value of Rule 144A holdings amounted to
$6,575,722 or 1.8% of net assets.

(c)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. As of September 30, 2023, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR
An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described.
The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

KRW	South Korean Won
Fair Value Measurements.
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.

Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of September 30, 2023, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Belgium	$—	$5,648,943	$—	$5,648,943
China	1,351,692	5,912,242	—	7,263,934
Denmark	—	2,869,647	—	2,869,647
France	—	60,712,601	—	60,712,601
Germany	—	93,347,110	—	93,347,110
India	—	3,249,794	—	3,249,794
Indonesia	—	499,378	—	499,378
Italy	—	9,637,859	—	9,637,859
Japan	—	12,207,180	—	12,207,180
Korea	—	7,316,052	—	7,316,052
Netherlands	—	16,637,755	—	16,637,755
Spain	—	4,978,993	—	4,978,993
Sweden	—	14,158,208	—	14,158,208
Switzerland	—	29,175,031	—	29,175,031
United Kingdom	3,748,647	58,236,469	—	61,985,116
All Other Common Stocks(a)	12,206,458	—	—	12,206,458
Total Common Stocks	17,306,797	324,587,262	—	341,894,059
Preferred Stocks(a)	—	5,966,425	—	5,966,425
Short-Term Investments	—	6,379,464	—	6,379,464
Total Investments	$17,306,797	$336,933,151	$—	$354,239,948

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Industry Summary at September 30, 2023 (Unaudited)
Banks	10.6%
Machinery	10.4
Pharmaceuticals	5.2
Textiles, Apparel & Luxury Goods	5.0
Automobiles	4.9
Financial Services	4.6
Health Care Providers & Services	4.4
Insurance	4.4
Broadline Retail	4.0
Hotels, Restaurants & Leisure	3.9
Automobile Components	3.5
Media	3.5
IT Services	3.4
Software	3.0
Metals & Mining	2.6
Trading Companies & Distributors	2.2
Industrial Conglomerates	2.1
Household Products	2.1
Interactive Media & Services	2.0
Other Investments, less than 2% each	14.4
Short-Term Investments	1.8
Total Investments	98.0
Other assets less liabilities	2.0
Net Assets	100.0%

Currency Exposure Summary at September 30, 2023 (Unaudited)
Euro	55.7%
British Pound	15.1
Swiss Franc	6.3
United States Dollar	5.0
Swedish Krona	3.9
South Korean Won	3.6
Japanese Yen	3.4
Other, less than 2% each	5.0
Total Investments	98.0
Other assets less liabilities	2.0
Net Assets	100.0%